Allowance For Credit Losses And Credit Quality (Schedule Of Allowance For Loan Losses For Covered Loan And Non-Covered Loan Portfolios) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance, beginning of period	$ 193,761	$ 136,100	$ 55,768
Provision for credit losses before benefit attributable to FDIC loss share agreements	104,756	82,988	107,373
Benefit attributable to FDIC loss share agreements	(84,085)	(57,121)	(64,922)
Net provision for credit losses	20,671	25,867	42,451
Increase in FDIC loss share receivable	84,085	57,121	64,922
Transfer of balance to OREO	(27,169)	(17,143)
Loans charged-off	(25,060)	(16,159)	(33,858)
Recoveries	5,315	7,975	6,817
Balance, end of period	251,603	193,761	136,100
Non-Covered Loans Excluding Acquired Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance, beginning of period	74,861	62,460	55,623
Provision for credit losses before benefit attributable to FDIC loss share agreements	3,804	19,974	33,554
Benefit attributable to FDIC loss share agreements
Net provision for credit losses	3,804	19,974	33,554
Increase in FDIC loss share receivable
Transfer of balance to OREO
Loans charged-off	(9,728)	(15,022)	(33,533)
Recoveries	5,274	7,449	6,816
Balance, end of period	74,211	74,861	62,460
Non-Covered Acquired Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance, beginning of period
Provision for credit losses before benefit attributable to FDIC loss share agreements	9,799
Benefit attributable to FDIC loss share agreements
Net provision for credit losses	9,799
Increase in FDIC loss share receivable
Transfer of balance to OREO	(826)
Loans charged-off	(179)
Recoveries	22
Balance, end of period	8,816
Covered Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance, beginning of period	118,900	73,640	145
Provision for credit losses before benefit attributable to FDIC loss share agreements	91,153	63,014	73,819
Benefit attributable to FDIC loss share agreements	(84,085)	(57,121)	(64,922)
Net provision for credit losses	7,068	5,893	8,897
Increase in FDIC loss share receivable	84,085	57,121	64,922
Transfer of balance to OREO	(26,343)	(17,143)
Loans charged-off	(15,153)	(1,137)	(325)
Recoveries	19	526	1
Balance, end of period	$ 168,576	$ 118,900	$ 73,640